Convertible loans - Change in Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about borrowings [line items]
Convertible loans, derivatives, change in fair value (expense) income	$ 0	$ (4,660)	$ 0	$ 25,650
Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Convertible loans, derivatives, change in fair value (expense) income		(2,822)		15,556
Facility Agreement With Deerfield Partners, L.P., Tranche Two After FDA Approval
Disclosure of detailed information about borrowings [line items]
Convertible loans, derivatives, change in fair value (expense) income		$ (1,838)		$ 10,094